File No. 333-107935

As filed with the Securities and Exchange Commission on November 25, 2003

                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                              FORM N-14
                        REGISTRATION STATEMENT
                              UNDER THE
                        SECURITIES ACT OF 1933

                   [ ]Pre-Effective Amendment No. __
                   [X]Post-Effective Amendment No. 1

                             ARMADA FUNDS
                    (formerly known as "NCC Funds")
           (Exact Name of Registrant as Specified in Charter)

                            760 Moore Road
                  King of Prussia, Pennsylvania 19406
           (Address of Principal Executive Offices, Zip Code)
  Registrant's Telephone Number, including Area Code 1-800-622-FUND
                        _________________

                        W. BRUCE MCCONNEL, ESQ.
                       Drinker Biddle & Reath LLP
                           One Logan Square
                        18th and Cherry Streets
                 Philadelphia, Pennsylvania  19103-6996
                 (Name and Address of Agent for Service)

                              Copy to:
                        Jaqueline Hummel, Esq.
                          National City Bank
                         National City Center
                            P.O. Box 5756
                      Cleveland, Ohio 44101-0756
                          _________________

It is proposed that this filing will become effective
(check appropriate box):

	[X] immediately upon filing pursuant to paragraph (b)

	[  ] 60 days after filing pursuant to paragraph (a)(1)

	[  ] on (date) pursuant to paragraph (a)(1)

	[  ] on (date) pursuant to paragraph (b)

	[  ] 75 days after filing pursuant to paragraph (a)(2)

	[  ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

	[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Armada Funds is being filed solely to file the final opinion concerning tax matters and consequences as Exhibit 12 to the Registration Statement. Part's A, B and C are otherwise incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the Commission on October 14, 2003.


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                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 25th day of November, 2003.

                                   ARMADA FUNDS
                                   Registrant

                                  *Herbert Martens
                                   President and Trustee
                                   Herbert Martens

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to Registrant's Registration
Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title             Date

/s/ Dennis J. Westley     Treasurer    November 25, 2003
Dennis J. Westley

*John G. Breen            Trustee      November 25, 2003
John G. Breen

*John F. Durkott          Trustee      November 25, 2003
 John F. Durkott

*Robert J. Farling        Trustee      November 25, 2003
 Robert J. Farling

*Richard W. Furst         Trustee      November 25, 2003
 Richard W. Furst

*Gerald Gherlein          Trustee      November 25, 2003
Gerald Gherlein

*Herbert Martens          President    November 25, 2003
Herbert Martens           and Trustee

*Robert D. Neary          Trustee and  November 25, 2003
 Robert D. Neary          Chairman of
                          the Board

*Kathleen A. Obert        Trustee      November 25, 2003
Kathleen A. Obert

*J. William Pullen        Trustee      November 25, 2003
 J. William Pullen

*By:	/s/ W. Bruce McConnel
	W. Bruce McConnel
	Attorney-in-Fact


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                                                          Exhibit (12)

                     DRINKER BIDDLE & REATH LLP
                          ONE LOGAN SQUARE
                      18TH AND CHERRY STREETS
                    PHILADELPHIA, PA  19103-6996
                            215-988-2700
                          215-988-2757 fax
                        www.drinkerbiddle.com

November 24, 2003

Armada Funds
760 Moore Road
King of Prussia, PA  19406

Re:  Plan of Reorganization with respect to Armada GNMA Fund and
     Armada U.S. Government Income Fund, dated February 28, 2003

Dear Ladies and Gentlemen:

	You have asked for our opinion on certain Federal income tax consequences of the transactions contemplated in the above-referenced Plan of Reorganization (the "Plan").

BACKGROUND

	Armada Funds (the "Company") is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended. The Company currently offers shares in a number of investment portfolios, including the Armada GNMA Fund (the "Acquired Fund") and the Armada U.S. Government Income Fund (the "Acquiring Fund").

	At the Closing of the Reorganization (as defined in the Plan), it is contemplated that the Acquired Fund will transfer substantially all of its assets and liabilities to the Acquiring Fund. In exchange for such transfer, the Acquiring Fund will issue to shareholders of the Acquired Fund full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to that of the Acquired Fund (the "Acquisition Shares"), and the existence of the Acquired Fund will be terminated. All of the above steps constitute the "Transactions."

	For purposes of this opinion, we have relied on certain written representations of an officer of the Company, and have assumed such representations to be true. We also understand that the Plan in the form included as Exhibit A to the Proxy Statement/Prospectus (the "Proxy Statement"), which is part of the Registration Statement filed with the SEC on August 13, 2003 on Form N-14, including amendments thereto (the "Registration Statement"), has been duly authorized by the Company's Board of Trustees, and that the appropriate documents will be filed with the appropriate government agencies.

CONCLUSIONS

	Based upon the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Department regulations in effect as of the date hereof, current published administrative positions of the Internal Revenue Service contained in revenue rulings and procedures, and judicial decisions, and upon the assumptions and representations referred to herein and the documents provided to us by you (including the Proxy Statement and the Plan), it is our opinion for Federal income tax purposes that:

(1)	The acquisition by the Acquiring Fund of the assets of
the Acquired Fund in exchange for the Acquiring Fund's assumption of the obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of those Acquisition
Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund will constitute a reorganization within the meaning of section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of section 368(b) of the Code;

(2)	The Acquired Fund will recognize no gain or loss upon
the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares and upon the distribution of the Acquisition Shares to the shareholders of the Acquired Fund;

(3)	The Acquiring Fund will recognize no gain or loss upon
the receipt of the assets of the Acquired Fund in exchange for the assumption of the obligations and issuance of the Acquisition Shares;

(4)	The tax basis in the hands of the Acquiring Fund of
each asset of the Acquired Fund transferred to the Acquiring Fund in the transaction will equal the tax basis of that asset in the hands of the Acquired Fund immediately before the transfer;

(5)	The holding period of each asset of the Acquired Fund
in the hands of the Acquiring Fund will include the period during which that asset was held by the Acquired Fund;

(6)	The shareholders of the Acquired Fund will recognize
no gain or loss upon the exchange of all of their shares of the Acquired Fund for the Acquisition
Shares;

(7)	The aggregate tax basis of the Acquisition Shares
received by each shareholder of the Acquired Fund will equal in the aggregate the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

(8)	The holding period of the Acquisition Shares received
by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired
Fund surrendered in exchange therefore were held, provided those shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

(9)	The holding period of the Acquisition Shares received
by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired
Fund surrendered in exchange therefor were held, provided those shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

(10)	The Acquiring Fund will succeed to and take into
account the items of the Acquired Fund described in
section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

	This opinion represents our best legal judgment, but it has no binding effect or official status of any kind, and no assurance can be given that contrary positions may not be taken by the Internal Revenue Service or a court concerning the issues. We express no opinion relating to any Federal income tax matter except on the basis of the facts described above. We also express no opinion regarding Federal income tax consequences attributable to the termination of the taxable year of the Acquired Fund on the date of the Transactions or any costs relating to the Transactions. Additionally, we express no opinion on the tax consequences under foreign, state or local laws. In issuing our opinion, we have relied solely upon existing provisions of the Code, existing and proposed regulations thereunder, and current administrative positions and judicial decisions. Those laws, regulations, administrative positions and judicial decisions are subject to change at any time. Any such change could affect the validity of the opinion set forth above. Also, future changes in Federal income tax laws and the interpretation thereof can have retroactive effect.

	We hereby consent to the filing of this opinion with the SEC as an exhibit to the Registration Statement. This consent does not constitute a consent under section 7 of the Securities Act of 1933, and in so consenting we have not certified any part of the Registration Statement and do not otherwise come within the categories of persons whose consent is required under section 7 or under the rules and regulations of the Securities and Exchange Commission issued thereunder.

						Very truly yours,

						/s/ DRINKER BIDDLE & REATH LLP
						DRINKER BIDDLE & REATH LLP